INVENTORIES, NET (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 625	$ 534
Work-in-process	213	245
Finished goods	1,461	1,044
Inventories, net	2,299	1,823
Inventory valuation reserves	215	173
Amount higher than the net book value of the inventories	$ 238	$ 226
Percentage of LIFO inventory	39.00%	42.00%